UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2009

Check here if Amendment [  ]; Amendment Number:
                                                 --------------
         This Amendment (Check only one.):   [  ]  is a restatement.
                                             [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MHR Fund Management LLC
Address:          c/o Akin Gump Strauss Hauer & Feld LLP
                  One Bryant Park
                  New York, NY 10036

Form 13F File Number:      28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President

Signature, Place, and Date of Signing:


 /s/ Hal Goldstein                   New York, New York            May 14, 2009
----------------------------       ----------------------         --------------
      [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                      0
                                                               ----------

Form 13F Information Table Entry Total:                                23
                                                               ----------

Form 13F Information Table Value Total:                        $1,397,313
                                                               ----------
                                                              (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                                MHR Fund Management LLC
                                               Form 13F Information Table
                                              Quarter ended March 31, 2009

                                                                                             Investment Discretion  Voting Authority

                                                        Fair Market     Shares/
                                 Title of       Cusip      Value         PRN      SH/ Put/         Shared  Shared
Issuer                            Class         Number   (x 1000S)      Amount    PRN Call   Sole  Defined Other   Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
Alsius Corp.                      Common       021211107   $59           226,363  SH        226,363               226,363
------------------------------------------------------------------------------------------------------------------------------------
China Cablecom Holdings, Ltd.
WTS $5 4/10/10                    WTS          G21176113   $14           250,000  SH        250,000               250,000
------------------------------------------------------------------------------------------------------------------------------------
Dynavax Technologies Corp.        Common       268158102   $640        1,000,000  SH      1,000,000             1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Emisphere Technologies, Inc.      Common       291345106   $3,172      4,665,362  SH      4,665,362             4,665,362
------------------------------------------------------------------------------------------------------------------------------------
Image Entertainment, Inc.         Common New   452439201   $1,035        801,939  SH        801,939               801,939
------------------------------------------------------------------------------------------------------------------------------------
Ista Pharmaceuticals, Inc.        Common New   45031X204   $980          556,915  SH        556,915               556,915
------------------------------------------------------------------------------------------------------------------------------------
Javelin Pharmaceuticals, Inc.     Common       471894105   $1,744      1,211,111  SH      1,211,111             1,211,111
------------------------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc.         Common       492914106   $56,346    19,564,500  SH     19,564,500            19,564,500
------------------------------------------------------------------------------------------------------------------------------------
L-1 Identity Solutions            Common       50212A106   $24,830     4,859,112  SH      4,859,112             4,859,112
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International Inc.  Common New   521863308   $541,805   15,537,869  SH     15,537,869            15,537,869
------------------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment Corp     Common New   535919203   $116,985   23,165,278  SH     23,165,278            23,165,278
------------------------------------------------------------------------------------------------------------------------------------
Loral Space and Communications,
Inc.                              Common       543881106   $173,387    8,117,350  SH      8,117,350             8,117,350
------------------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp.               Common       552541104   $9,689        827,400  SH        827,400               827,400
------------------------------------------------------------------------------------------------------------------------------------
Medical Nutrition USA, Inc.       Common       58461X107   $3,257      1,986,133  SH      1,986,133             1,986,133
------------------------------------------------------------------------------------------------------------------------------------
MetroPCS Communications, Inc.     Common       591708102   $218,967   12,820,109  SH     12,820,109            12,820,109
------------------------------------------------------------------------------------------------------------------------------------
Novadel Pharma Inc.               Common       66986X106   $229          952,380  SH        952,380               952,380
------------------------------------------------------------------------------------------------------------------------------------
Omega Navigation Enterprises,
Inc.                              Class A      Y6476R105   $5,025      1,358,100  SH      1,358,100             1,358,100
------------------------------------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.       Common       709754105   $351          213,793  SH        213,793               213,793
------------------------------------------------------------------------------------------------------------------------------------
Polaris Acquisition Corp.         Common       73104R102   $6,146        700,000  SH        700,000               700,000
------------------------------------------------------------------------------------------------------------------------------------
Polaris Acquisition Corp WTS
$7 1/10/2012                      WTS          73104R110   $57           218,000  SH        218,000               218,000
------------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.         Common       74153Q102   $230,719   12,832,000  SH     12,832,000            12,832,000
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc.               Common       752182105   $1,248        462,196  SH        462,196               462,196
------------------------------------------------------------------------------------------------------------------------------------
                                  Sponsored
TIM Participacoes SA - ADR        ADR Pfd      88706P106   $628           50,600  SH         50,600                50,600
------------------------------------------------------------------------------------------------------------------------------------

Total Market Value (in thousands)                          $1,397,313
